Expense Example - Transamerica TSW International Equity VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	90	281	488	1,084	115	359	622	1,375